Item 1. SCHEDULE OF INVESTMENTS
KANSAS MUNICIPAL FUND
Schedule of Investments October 29, 2021 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.4%)

Education (3.7%)
Johnson County Community College Foundation Inc 4.000% 11/15/2023	$870,000	$935,294
Kansas Development Finance Authority 2.000% 05/01/2035 Callable @ 100.000 05/01/2029	960,000	974,765
Kansas Development Finance Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2028	500,000	543,430
Kansas Development Finance Authority 3.000% 10/01/2044 Callable @ 100.000 10/01/2027	500,000	510,420
		2,963,908
General Obligation (43.4%)
*Allen County Unified School District No 257 3.000% 09/01/2038 Callable @ 100.000 09/01/2028	1,000,000	1,053,440
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2027 Callable @ 100.000 09/01/2024	250,000	279,628
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2028 Callable @ 100.000 09/01/2024	250,000	280,658
City of Arkansas City KS 2.000% 08/01/2036 Callable @ 100.000 02/01/2028	500,000	508,555
City of Bonner Springs KS 3.000% 09/01/2044 Callable @ 100.000 09/01/2028	1,060,000	1,133,363
City of Burlingame KS 3.000% 09/01/2045 Callable @ 100.000 09/01/2027	365,000	375,147
City of Hillsboro KS 3.000% 09/01/2024	100,000	106,146
City of Hillsboro KS 3.000% 09/01/2027 Callable @ 100.000 09/01/2026	225,000	243,747
City of Hillsboro KS 3.000% 09/01/2028 Callable @ 100.000 09/01/2026	230,000	244,495
City of Hillsboro KS 3.000% 09/01/2029 Callable @ 100.000 09/01/2026	240,000	252,439
City of Hutchinson KS 2.500% 10/01/2040 Callable @ 100.000 10/01/2029	420,000	433,251
City of Leawood KS 2.000% 09/01/2032 Callable @ 100.000 09/01/2029	500,000	514,480
City of Olathe KS 3.000% 10/01/2033 Callable @ 100.000 10/01/2029	855,000	956,035
City of Ozawkie KS 3.000% 09/01/2039 Callable @ 100.000 09/01/2027	335,000	353,462
City of Prairie Village KS 3.000% 09/01/2049 Callable @ 100.000 09/01/2027	1,500,000	1,599,465
City of South Hutchinson KS 4.000% 10/01/2038 Callable @ 100.000 10/01/2025	355,000	385,459
City of Topeka KS 3.000% 08/15/2022	500,000	510,905
City of Wichita KS 2.000% 12/01/2038 Callable @ 100.000 12/01/2028	250,000	250,778
City of Wichita KS 4.500% 09/01/2022	150,000	150,044
City of Wichita KS 4.750% 09/01/2027	180,000	180,076
County of Johnson KS 2.000% 09/01/2034 Callable @ 100.000 09/01/2029	500,000	518,225
County of Linn KS 3.000% 07/01/2036 Callable @ 100.000 07/01/2029	1,100,000	1,176,758
County of Reno KS 3.000% 09/01/2036 Callable @ 100.000 09/01/2028	250,000	269,855
County of Saline KS 2.000% 09/01/2034 Callable @ 100.000 09/01/2030	500,000	501,805
County of Saline KS 3.000% 09/01/2033 Callable @ 100.000 09/01/2030	1,000,000	1,119,750
County of Scott KS 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	578,255
County of Thomas KS 3.000% 12/01/2047 Callable @ 100.000 12/01/2029	1,000,000	1,046,050
Douglas County Unified School District No 348 Baldwin City 4.000% 09/01/2030 Callable @ 100.000 09/01/2025	250,000	276,295
Franklin County Unified School District No 289 Wellsville 3.000% 09/01/2033 Callable @ 100.000 09/01/2030	360,000	402,163
Geary County Unified School District No 475 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	500,000	549,915
Geary County Unified School District No 475 3.000% 09/01/2043 Callable @ 100.000 09/01/2031	500,000	534,510
Geary County Unified School District No 475 4.000% 09/01/2033 Callable @ 100.000 09/01/2025	350,000	390,495
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2037 Callable @ 100.000 09/01/2027	500,000	613,110
Johnson & Miami Counties Unified School District No 230 Spring Hills 5.000% 09/01/2039 Callable @ 100.000 09/01/2027	2,000,000	2,483,220
Johnson County Unified School District No 231 Gardner Edgerton 5.000% 10/01/2025 Callable @ 100.000 10/01/2023	250,000	273,425
Johnson County Unified School District No 232 De Soto 4.000% 09/01/2029	500,000	607,175
Johnson County Unified School District No 232 De Soto 4.000% 09/01/2030	285,000	350,422
Johnson County Unified School District No 512 Shawnee Mission 3.000% 10/01/2038 Callable @ 100.000 10/01/2030	1,000,000	1,103,910
Leavenworth County Unified School District No 453 4.000% 09/01/2037 Callable @ 100.000 09/01/2026	650,000	752,375
Leavenworth County Unified School District No 464 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	500,000	572,325
Linn County Unified School District No 362 Prairie View 3.000% 09/01/2035 Callable @ 100.000 09/01/2028	500,000	541,280
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	750,000	851,505
Lyon County Unified School District No 253 Emporia 4.000% 09/01/2048 Callable @ 100.000 09/01/2027	1,000,000	1,082,220
Miami County Unified School District No 368 Paola 5.000% 09/01/2027	10,000	9,960
Miami County Unified School District No 416 Louisburg 3.000% 09/01/2040 Callable @ 100.000 09/01/2028	400,000	421,720
Miami County Unified School District No 416 Louisburg 3.000% 09/01/2041 Callable @ 100.000 09/01/2028	400,000	420,636
Montezuma Unified School District No 371 4.000% 09/01/2036 Callable @ 100.000 09/01/2029	250,000	287,405
Rice County Unified School District No 444 4.000% 09/01/2031 Callable @ 100.000 09/01/2027	710,000	816,564
Riley County Unified School District No 378 Riley 4.000% 09/01/2028 Callable @ 100.000 09/01/2027	680,000	795,240
Riley County Unified School District No 383 Manhattan Ogden 4.000% 09/01/2039 Callable @ 100.000 09/01/2027	1,000,000	1,125,230
Sedgwick County Unified School District No 262 Valley Center 5.000% 09/01/2035 Callable @ 100.000 09/01/2024	405,000	456,982
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	85,000	88,470
Seward County Unified School District No 480 Liberal 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	500,000	521,450
Wyandotte County Kansas City Unified Government 2.250% 08/01/2037 Callable @ 100.000 08/01/2028	410,000	419,508
Wyandotte County Kansas City Unified Government 2.250% 08/01/2038 Callable @ 100.000 08/01/2028	1,000,000	1,018,720
Wyandotte County Kansas City Unified Government 2.375% 08/01/2040 Callable @ 100.000 08/01/2028	1,000,000	1,017,360
Wyandotte County Unified School District No 500 Kansas City 5.000% 09/01/2026	1,000,000	1,200,920
		35,006,777
Health Care (12.1%)
Ashland Public Building Commission 5.000% 09/01/2030 Callable @ 100.000 09/01/2023	1,020,000	1,077,314
Ashland Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2024	550,000	597,311
Ashland Public Building Commission 5.000% 09/01/2035 Callable @ 100.000 09/01/2023	500,000	525,125
City of Lawrence KS 5.000% 07/01/2043 Callable @ 100.000 07/01/2028	1,500,000	1,767,405
City of Olathe KS 4.000% 09/01/2028	250,000	250,253
City of Olathe KS 4.000% 09/01/2030	295,000	295,316
Kansas Development Finance Authority 4.125% 11/15/2027 Callable @ 100.000 11/15/2022	100,000	103,486
University of Kansas Hospital Authority 3.000% 03/01/2041 Callable @ 100.000 03/01/2030	500,000	525,885
University of Kansas Hospital Authority 4.000% 09/01/2040 Callable @ 100.000 09/01/2025	500,000	537,305
University of Kansas Hospital Authority 4.000% 09/01/2048 Callable @ 100.000 03/01/2029	1,000,000	1,114,290
University of Kansas Hospital Authority 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	572,615
University of Kansas Hospital Authority 5.000% 09/01/2048 Callable @ 100.000 03/01/2029	2,000,000	2,412,380
		9,778,684
Other Revenue (8.5%)
*City of Manhattan KS 5.000% 12/01/2032	1,000,000	1,000,110
City of Manhattan KS 4.500% 12/01/2025	500,000	500,045
City of Manhattan KS 5.000% 12/01/2026	310,000	310,028
City of Wichita KS 4.000% 09/01/2038 Callable @ 100.000 09/01/2027	1,000,000	1,119,330
Clay Center Public Building Commission 3.000% 09/01/2027	290,000	322,790
Dickson County Public Building Commission 4.000% 08/01/2038 Callable @ 100.000 08/01/2028	750,000	847,230
Hoisington Public Building Commission 3.000% 11/01/2040 Callable @ 100.000 11/01/2029	660,000	690,149
Hoisington Public Building Commission 3.000% 11/01/2045 Callable @ 100.000 11/01/2029	500,000	518,030
Johnson County Public Building Commission 4.000% 09/01/2022	405,000	417,822
Kansas Development Finance Authority 3.000% 11/01/2033 Callable @ 100.000 11/01/2027	1,000,000	1,055,150
Washington County Public Building Commission 4.000% 09/01/2028 Callable @ 100.000 09/01/2022	100,000	102,622
		6,883,306
PreRefunded (13.4%)
*Franklin County Unified School District No 290 Ottawa 5.000% 09/01/2040 Callable @ 100.000 09/01/2025	3,000,000	3,501,930
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2029 Callable @ 100.000 09/01/2024	250,000	282,148
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2030 Callable @ 100.000 09/01/2024	250,000	282,148
Bourbon County Unified School District No 234 Fort Scott 5.000% 09/01/2031 Callable @ 100.000 09/01/2024	500,000	564,295
City of Manhattan KS 5.000% 11/15/2023 Callable @ 100.000 11/15/2022	250,000	262,530
City of Manhattan KS 5.000% 11/15/2024 Callable @ 100.000 11/15/2022	250,000	262,285
City of Manhattan KS 5.000% 11/15/2029 Callable @ 100.000 11/15/2022	500,000	521,235
City of Wichita KS 5.000% 11/15/2029 Callable @ 100.000 11/15/2021	300,000	300,612
County of Clay KS 4.000% 10/01/2036 Callable @ 100.000 10/01/2024	500,000	550,800
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029 Callable @ 100.000 09/01/2022	135,000	140,569
Jackson County Unified School District No 336 Holton 5.000% 09/01/2029 Callable @ 100.000 09/01/2022	115,000	119,733
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	140,000	145,775
Jackson County Unified School District No 336 Holton 5.000% 09/01/2034 Callable @ 100.000 09/01/2022	110,000	114,528
Leavenworth County Unified School District No 458 5.000% 09/01/2029 Callable @ 100.000 09/01/2023	500,000	543,505
Leavenworth County Unified School District No 469 4.000% 09/01/2030 Callable @ 100.000 09/01/2022	320,000	329,718
Neosho County Unified School District No 413 4.000% 09/01/2031 Callable @ 100.000 09/01/2023	250,000	263,470
Seward County Unified School District No 480 Liberal 4.250% 09/01/2039 Callable @ 100.000 09/01/2022	500,000	515,805
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	85,000	88,359
Seward County Unified School District No 480 Liberal 5.000% 09/01/2033 Callable @ 100.000 09/01/2022	330,000	343,068
Washington County Public Building Commission 4.000% 09/01/2028 Callable @ 100.000 09/01/2022	500,000	516,005
Washington County Public Building Commission 5.000% 09/01/2032 Callable @ 100.000 09/01/2022	500,000	520,450
Washington County Public Building Commission 5.000% 09/01/2037 Callable @ 100.000 09/01/2022	400,000	416,016
Wyandotte County Unified School District No 202 Turner 5.000% 09/01/2025 Callable @ 100.000 09/01/2023	250,000	271,463
		10,856,446
Transportation (1.1%)
State of Kansas Department of Transportation 5.000% 09/01/2033 Callable @ 100.000 09/01/2025	500,000	570,560
State of Kansas Department of Transportation 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	250,000	285,700
		856,260
Utilities (15.2%)
*Kansas Municipal Energy Agency 5.750% 07/01/2038 Callable @ 100.000 07/01/2023	1,000,000	1,071,620
*Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2032 Callable @ 100.000 09/01/2022	1,250,000	1,291,750
City of McPherson KS Water System Revenue 2.000% 10/01/2037 Callable @ 100.000 10/01/2029	425,000	429,123
City of McPherson KS Water System Revenue 3.000% 10/01/2031 Callable @ 100.000 10/01/2029	150,000	165,503
City of McPherson KS Water System Revenue 3.000% 10/01/2032 Callable @ 100.000 10/01/2029	175,000	191,963
City of Olathe KS Water & Sewer System Revenue 4.000% 07/01/2029	500,000	606,495
City of Topeka KS Combined Utility Revenue 3.000% 08/01/2034 Callable @ 100.000 08/01/2029	900,000	984,483
City of Topeka KS Combined Utility Revenue 4.000% 08/01/2023	500,000	532,680
City of Wichita KS Water & Sewer Utility Revenue 3.000% 10/01/2031 Callable @ 100.000 10/01/2029	350,000	390,037
Kansas Municipal Energy Agency 5.000% 04/01/2030 Callable @ 100.000 04/01/2026	250,000	286,960
Kansas Municipal Energy Agency 5.000% 04/01/2032 Callable @ 100.000 04/01/2026	500,000	571,775
Kansas Municipal Energy Agency 5.000% 04/01/2033 Callable @ 100.000 04/01/2026	745,000	857,100
Kansas Municipal Energy Agency 5.000% 04/01/2035 Callable @ 100.000 04/01/2026	300,000	343,557
Kansas Municipal Energy Agency 5.000% 04/01/2038 Callable @ 100.000 04/01/2026	1,000,000	1,138,960
Kansas Power Pool 4.000% 12/01/2031 Callable @ 100.000 12/01/2025	500,000	542,645
Kansas Power Pool 4.000% 12/01/2041 Callable @ 100.000 12/01/2029	500,000	565,450
Saline County Public Building Commission/KS 2.000% 09/01/2031 Callable @ 100.000 09/01/2028	435,000	445,362
Saline County Public Building Commission/KS 3.000% 09/01/2029 Callable @ 100.000 09/01/2028	410,000	455,059
Wyandotte County Kansas City Unified Government Utility System Revenue 3.000% 09/01/2040 Callable @ 100.000 09/01/2030	250,000	266,978
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2028 Callable @ 100.000 09/01/2026	500,000	595,170
Wyandotte County Kansas City Unified Government Utility System Revenue 5.000% 09/01/2035 Callable @ 100.000 09/01/2025	500,000	563,735
		12,296,403

TOTAL MUNICIPAL BONDS (COST: $75,535,821)		$78,641,784

OTHER ASSETS LESS LIABILITIES (2.6%)		2,076,332

NET ASSETS (100.0%)		$80,718,116.67

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

MAINE MUNICIPAL FUND
Schedule of Investments October 29, 2021 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (94.1%)

Education (9.2%)
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2026	$940,000	$1,108,495
Maine Health & Higher Educational Facilities Authority 4.750% 07/01/2031	180,000	180,011
		1,288,506
General Obligation (29.9%)
City of Auburn ME 3.000% 09/01/2031	350,000	402,329
City of Auburn ME 4.500% 09/01/2022	100,000	103,689
City of Biddeford ME 4.000% 10/01/2026	250,000	291,738
City of Lewiston ME 2.750% 03/15/2038 Callable @ 100.000 03/15/2027	100,000	102,664
City of Lewiston ME 2.750% 03/15/2039 Callable @ 100.000 03/15/2027	250,000	257,303
City of Lewiston ME 2.750% 03/15/2040 Callable @ 100.000 03/15/2027	250,000	257,975
City of Portland ME 5.000% 08/01/2022	125,000	125,010
City of Waterville ME 4.000% 07/01/2025	135,000	135,004
*Maine School Administrative District No 28 4.000% 05/01/2036 Callable @ 100.000 05/01/2028	500,000	566,085
Maine School Administrative District No 51 4.000% 10/15/2029 Callable @ 100.000 10/15/2024	100,000	108,934
Regional School Unit No 26 3.000% 09/01/2044 Callable @ 100.000 09/01/2029	475,000	501,334
Town of Brunswick ME 2.500% 11/01/2041 Callable @ 100.000 11/01/2030	500,000	510,540
Town of Kennebunk ME 2.000% 10/01/2035 Callable @ 100.000 10/01/2031	600,000	610,434
Town of Scarborough ME 4.000% 11/01/2028 Callable @ 100.000 11/01/2023	100,000	106,497
Wells Ogunquit Community School District 4.000% 11/01/2024	100,000	109,984
		4,189,519
Health Care (17.7%)
Maine Health & Higher Educational Facilities Authority 3.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	261,878
Maine Health & Higher Educational Facilities Authority 4.500% 07/01/2031	5,000	5,001
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2029 Callable @ 100.000 07/01/2024	1,000,000	1,086,630
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2030 Callable @ 100.000 07/01/2024	500,000	541,635
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2031 Callable @ 100.000 07/01/2024	500,000	544,005
Maine Health & Higher Educational Facilities Authority 5.250% 07/01/2023	40,000	40,008
		2,479,157
Housing (11.9%)
Maine State Housing Authority 2.250% 11/15/2045 Callable @ 100.000 05/15/2029	250,000	251,543
Maine State Housing Authority 2.500% 11/15/2045 Callable @ 100.000 11/15/2028	165,000	166,267
Maine State Housing Authority 3.000% 11/15/2036 Callable @ 100.000 11/15/2025	400,000	411,084
Maine State Housing Authority 3.350% 11/15/2044 Callable @ 100.000 05/15/2028	155,000	163,339
*Maine State Housing Authority 4.000% 11/15/2044 Callable @ 100.000 05/15/2028	500,000	549,295
Maine State Housing Authority 5.000% 06/15/2037 Callable @ 100.000 06/15/2031	100,000	128,565
		1,670,093
Other Revenue (4.6%)
Maine Municipal Bond Bank 3.000% 11/01/2040 Callable @ 100.000 11/01/2030	250,000	269,008
Maine Municipal Bond Bank 4.000% 11/01/2038 Callable @ 100.000 11/01/2022	125,000	127,893
Maine Municipal Bond Bank 5.000% 11/01/2025 Callable @ 100.000 11/01/2022	125,000	131,258
Maine Municipal Bond Bank 5.000% 11/01/2027 Callable @ 100.000 11/01/2024	100,000	113,372
		641,530
PreRefunded (10.1%)
Maine Health & Higher Educational Facilities Authority 4.000% 07/01/2024 Callable @ 100.000 07/01/2022	270,000	276,850
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2023	15,000	16,237
Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2034 Callable @ 100.000 07/01/2024	250,000	281,008
*Maine Health & Higher Educational Facilities Authority 5.000% 07/01/2039 Callable @ 100.000 07/01/2024	750,000	838,110
		1,412,204
Transportation (4.2%)
City of Portland ME General Airport Revenue 5.000% 07/01/2022	100,000	103,869
City of Portland ME General Airport Revenue 5.000% 07/01/2023	100,000	108,684
City of Portland ME General Airport Revenue 5.000% 07/01/2024 Callable @ 100.000 07/01/2023	100,000	108,785
Maine Turnpike Authority 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	250,000	265,695
		587,033
Utilities (6.5%)
Kennebunk Light & Power District 5.000% 08/01/2022	110,000	110,135
Portland Water District 3.000% 11/01/2039 Callable @ 100.000 11/01/2029	500,000	541,430
Portland Water District Water System Revenue 2.000% 11/01/2036 Callable @ 100.000 11/01/2031	250,000	251,355
		902,920

TOTAL MUNICIPAL BONDS (COST: $12,667,099)		$13,170,961

OTHER ASSETS LESS LIABILITIES (5.9%)		826,181

NET ASSETS (100.0%)		$13,997,142

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NEBRASKA MUNICIPAL FUND
Schedule of Investments October 29, 2021 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.8%)

Education (2.6%)
County of Douglas NE 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	310,000	340,361
County of Saline NE 3.000% 02/15/2034 Callable @ 100.000 02/15/2029	365,000	382,016
County of Saline NE 3.000% 02/15/2035 Callable @ 100.000 02/15/2029	300,000	312,405
Southeast Community College 3.000% 03/15/2045 Callable @ 100.000 07/02/2025	500,000	502,885
		1,537,668

General Obligation (41.0%)
Ashland Greenwood Public Schools 3.000% 12/15/2044 Callable @ 100.000 12/15/2030	950,000	1,034,370
Ashland Greenwood Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2030	1,000,000	1,063,150
City of Columbus NE 3.000% 12/15/2033 Callable @ 100.000 09/01/2026	325,000	345,105
City of Columbus NE 3.000% 12/15/2036 Callable @ 100.000 09/01/2026	400,000	422,120
City of Lincoln NE 3.000% 04/01/2033 Callable @ 100.000 04/01/2029	540,000	594,356
City of Lincoln NE 3.000% 05/15/2033 Callable @ 100.000 05/15/2029	1,090,000	1,214,369
City of Lincoln NE 3.000% 12/01/2039 Callable @ 100.000 06/01/2029	685,000	733,868
City of Omaha NE 3.750% 01/15/2038 Callable @ 100.000 01/15/2027	500,000	541,375
City of Omaha NE 4.000% 04/15/2037 Callable @ 100.000 04/15/2029	500,000	581,255
City of Omaha NE 5.000% 04/15/2027 Callable @ 100.000 04/15/2026	955,000	1,144,252
City of Omaha NE 5.000% 04/15/2028 Callable @ 100.000 04/15/2026	500,000	595,015
City of Sidney NE 4.000% 12/15/2036 Callable @ 100.000 12/15/2021	1,250,000	1,254,200
County of Kearney NE 4.000% 06/01/2024	350,000	380,629
Douglas County School District No 15 3.000% 12/15/2041 Callable @ 100.000 09/29/2026	1,000,000	1,041,350
Douglas County School District No 15 3.000% 12/15/2046 Callable @ 100.000 09/29/2026	500,000	515,820
Douglas County School District No 17/NE 2.000% 12/15/2039 Callable @ 100.000 12/15/2030	500,000	485,375
Douglas County School District No 59/NE 3.500% 06/15/2043 Callable @ 100.000 03/15/2024	500,000	515,350
Elkhorn School District 4.000% 12/15/2030 Callable @ 100.000 12/15/2026	500,000	562,845
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2028	500,000	577,785
Elkhorn School District 4.000% 12/15/2037 Callable @ 100.000 12/15/2029	300,000	355,323
Elkhorn School District 5.000% 06/15/2022	475,000	489,112
Gretna Public Schools 3.000% 12/15/2046 Callable @ 100.000 12/15/2031	1,000,000	1,085,390
Kearney School District 3.000% 12/15/2024	350,000	376,789
Knox County School District N0 576 4.000% 12/15/2038 Callable @ 100.000 12/15/2023	590,000	633,206
Lancaster County School District 001 5.000% 01/15/2023	750,000	793,320
Omaha School District 3.000% 12/15/2042 Callable @ 100.000 01/30/2030	1,000,000	1,075,270
*Omaha School District 5.000% 12/15/2029 Callable @ 100.000 12/15/2026	1,630,000	1,960,613
Papio Missouri River Natural Resource District 3.000% 12/01/2036 Callable @ 100.000 10/12/2026	600,000	634,476
Papio Missouri River Natural Resource District 3.000% 12/01/2041 Callable @ 100.000 10/12/2026	300,000	314,256
Plattsmouth School District 3.000% 12/15/2039 Callable @ 100.000 08/21/2024	1,000,000	1,022,930
Polk County School District No 19 3.000% 06/15/2039 Callable @ 100.000 07/30/2024	455,000	467,899
Ponca Public Schools 3.000% 12/15/2026 Callable @ 100.000 02/26/2025	355,000	381,934
Superior Public Schools 1.450% 12/15/2022	340,000	344,451
Westside Community Schools 5.000% 12/01/2038 Callable @ 100.000 12/05/2024	235,000	259,788
Westside Community Schools 5.000% 12/01/2039 Callable @ 100.000 12/05/2024	250,000	276,078
		24,073,422

Health Care (3.3%)
Douglas County Hospital Authority No 2 5.000% 05/15/2027 Callable @ 100.000 05/15/2026	200,000	237,130
Madison County Hospital Authority No 1 5.000% 07/01/2031 Callable @ 100.000 07/01/2025	500,000	563,490
Madison County Hospital Authority No 1 5.000% 07/01/2032 Callable @ 100.000 07/01/2025	335,000	376,775
Madison County Hospital Authority No 1 5.000% 07/01/2033 Callable @ 100.000 07/01/2025	450,000	507,263
Madison County Hospital Authority No 1 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	215,000	242,935
		1,927,592

Housing (0.7%)
Nebraska Investment Finance Authority 3.850% 03/01/2038 Callable @ 100.000 09/01/2024	395,000	403,552
		403,552

Other Revenue (2.1%)
City of Columbus NE 3.000% 06/15/2036 Callable @ 100.000 06/30/2026	750,000	789,690
Papillion Municipal Facilities Corp 3.000% 12/15/2034 Callable @ 100.000 07/30/2024	435,000	449,525
		1,239,215

PreRefunded (18.0%)
City of Hastings NE Combined Utility Revenue 4.000% 10/15/2032 Callable @ 100.000 10/15/2022	500,000	514,020
*City of Lincoln NE Electric System Revenue 5.000% 09/01/2037 Callable @ 100.000 09/01/2022	1,000,000	1,037,190
*City of Omaha NE 5.000% 02/01/2027 Callable @ 100.000 02/01/2022	1,000,000	1,012,520
Elkhorn School District 4.000% 12/15/2034 Callable @ 100.000 12/15/2025	300,000	328,329
Grand Island Public Schools 5.000% 12/15/2033 Callable @ 100.000 12/15/2024	500,000	571,600
Grand Island Public Schools 5.000% 12/15/2039 Callable @ 100.000 12/15/2024	500,000	571,600
Gretna Public Schools 5.000% 12/15/2035 Callable @ 100.000 12/15/2025	250,000	296,800
Lincoln County Hospital Authority No 1 5.000% 11/01/2023 Callable @ 100.000 11/01/2021	250,000	250,065
Lincoln County Hospital Authority No 1 5.000% 11/01/2024 Callable @ 100.000 11/01/2021	250,000	250,065
Lincoln County Hospital Authority No 1 5.000% 11/01/2025 Callable @ 100.000 11/01/2021	250,000	250,065
Lincoln County Hospital Authority No 1 5.000% 11/01/2032 Callable @ 100.000 11/01/2021	250,000	250,065
Sarpy County School District No 1 3.500% 12/15/2035 Callable @ 100.000 09/30/2024	250,000	272,810
Scotts Bluff County School District No 32 5.000% 12/01/2031 Callable @ 100.000 12/01/2025	250,000	296,210
University of Nebraska 5.000% 05/15/2033 Callable @ 100.000 11/15/2025	250,000	295,460
University of Nebraska 5.000% 05/15/2035 Callable @ 100.000 05/15/2025	500,000	578,725
University of Nebraska 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	1,500,000	1,746,435
University of Nebraska 5.000% 07/01/2038 Callable @ 100.000 07/01/2022	250,000	257,815
University of Nebraska 5.000% 07/01/2042 Callable @ 100.000 01/01/2022	1,000,000	1,008,120
West Haymarket Joint Public Agency 5.000% 12/15/2042 Callable @ 100.000 12/15/2021	750,000	754,613
		10,542,507

Transportation (3.0%)
Omaha Airport Authority 5.000% 12/15/2027 Callable @ 100.000 12/15/2026	500,000	587,965
Omaha Airport Authority 5.000% 12/15/2036 Callable @ 100.000 12/15/2026	1,000,000	1,146,870
		1,734,835

Utilities (28.1%)
*Central Plains Energy Project 5.000% 09/01/2027 Callable @ 100.000 09/01/2022	2,000,000	2,069,380
Central Plains Energy Project 5.000% 09/01/2042 Callable @ 100.000 09/01/2022	500,000	519,155
Central Plains Energy Project 5.250% 09/01/2037 Callable @ 100.000 09/01/2022	500,000	520,545
City of Columbus NE Combined Revenue 4.000% 12/15/2032 Callable @ 100.000 12/15/2026	100,000	112,010
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2033 Callable @ 100.000 06/15/2030	300,000	354,390
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2034 Callable @ 100.000 06/15/2030	300,000	352,812
City of Columbus NE Combined Utilities System Revenue 4.000% 06/15/2035 Callable @ 100.000 06/15/2030	300,000	351,600
City of Grand Island NE Combined Utility System Revenue 4.000% 08/15/2037 Callable @ 100.000 08/15/2030	300,000	352,818
City of Grand Island NE Sewer System Revenue 5.000% 09/15/2026 Callable @ 100.000 09/17/2023	250,000	274,995
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2025 Callable @ 100.000 08/01/2023	275,000	294,294
City of Lincoln NE Solid Waste Management Revenue 4.000% 08/01/2027 Callable @ 100.000 08/01/2023	400,000	425,740
City of Omaha NE Sewer Revenue 4.000% 04/01/2035 Callable @ 100.000 04/01/2026	250,000	274,653
City of Omaha NE Sewer Revenue 4.000% 04/01/2037 Callable @ 100.000 04/01/2030	750,000	884,003
City of Omaha NE Sewer Revenue 4.000% 04/01/2038 Callable @ 100.000 04/01/2030	400,000	466,688
City of Omaha NE Sewer Revenue 4.000% 04/01/2039 Callable @ 100.000 04/01/2030	250,000	290,623
City of Omaha NE Sewer Revenue 5.000% 11/15/2029 Callable @ 100.000 11/15/2024	250,000	279,725
City of Omaha NE Sewer Revenue 5.000% 11/15/2030 Callable @ 100.000 11/15/2024	250,000	279,330
City of Omaha NE Sewer Revenue 5.000% 11/15/2031 Callable @ 100.000 11/15/2024	500,000	559,160
Metropolitan Utilities District of Omaha 4.000% 12/15/2026 Callable @ 100.000 12/15/2022	250,000	260,130
Municipal Energy Agency of Nebraska 5.000% 04/01/2030 Callable @ 100.000 04/01/2022	500,000	509,165
Municipal Energy Agency of Nebraska 5.000% 04/01/2032 Callable @ 100.000 04/01/2022	100,000	101,747
Nebraska Public Power District 4.000% 01/01/2044 Callable @ 100.000 01/01/2031	500,000	579,540
Nebraska Public Power District 5.000% 01/01/2030 Callable @ 100.000 01/01/2022	500,000	503,960
*Nebraska Public Power District 5.000% 01/01/2036 Callable @ 100.000 01/01/2026	2,355,000	2,689,481
Nebraska Public Power District 5.000% 01/01/2041 Callable @ 100.000 01/01/2026	250,000	284,963
#Omaha Public Power District 5.000% 02/01/2046 Callable @ 100.000 08/01/2030	1,000,000	1,253,490
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2032 Callable @ 100.000 02/01/2026	400,000	441,848
Omaha Public Power District Nebraska City Station Unit 2 4.000% 02/01/2035 Callable @ 100.000 02/01/2026	365,000	401,562
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2031 Callable @ 100.000 02/01/2026	445,000	516,845
Omaha Public Power District Nebraska City Station Unit 2 5.000% 02/01/2032 Callable @ 100.000 02/01/2025	250,000	281,045
		16,485,695

TOTAL MUNICIPAL BONDS (COST:$56,110,310)		$57,944,485

OTHER ASSETS LESS LIABILITIES (1.2%)		$730,983

NET ASSETS (100.0%)		$58,675,468

#When-issued purchase as of October 29, 2021
*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

OKLAHOMA MUNICIPAL BOND
Schedule of Investments October 29, 2021 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (92.8%)

Education (4.8%)
Oklahoma Development Finance Authority 4.000% 08/01/2030 Callable @ 100.000 08/01/2024	280,000	300,370
Oklahoma Development Finance Authority 4.000% 08/01/2031 Callable @ 100.000 08/01/2024	290,000	310,019
Oklahoma Development Finance Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2024	305,000	325,819
Oklahoma Development Finance Authority 4.000% 08/01/2033 Callable @ 100.000 08/01/2024	315,000	336,149
Oklahoma Development Finance Authority 5.000% 06/01/2039 Callable @ 100.000 06/01/2024	$19,000	$20,350
Oklahoma State University 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	370,000	445,554
Oklahoma State University 5.000% 08/01/2032 Callable @ 100.000 08/01/2028	250,000	305,783
University of Oklahoma/The 4.000% 07/01/2040 Callable @ 100.000 07/01/2025	650,000	696,664
University of Oklahoma/The 5.000% 07/01/2036 Callable @ 100.000 07/01/2025	500,000	568,495
University of Oklahoma/The 5.000% 07/01/2038 Callable @ 100.000 07/01/2025	500,000	567,465
		3,876,667
General Obligation (7.2%)
City of Bartlesville OK 2.000% 12/01/2028	195,000	206,468
City of Broken Arrow OK 2.000% 12/01/2021	500,000	500,715
City of Broken Arrow OK 3.125% 12/01/2035 Callable @ 100.000 12/01/2026	575,000	610,604
City of Broken Arrow OK 4.000% 12/01/2037 Callable @ 100.000 12/01/2028	605,000	681,496
City of Broken Arrow OK 4.000% 12/01/2038 Callable @ 100.000 12/01/2028	610,000	686,274
City of Lawton OK 2.000% 12/01/2022	500,000	508,745
City of Midwest City OK 3.000% 06/01/2041 Callable @ 100.000 06/01/2029	500,000	524,470
City of Oklahoma City OK 4.000% 03/01/2031	300,000	372,492
*City of Oklahoma City OK 4.000% 03/01/2032 Callable @ 100.000 03/01/2027	1,305,000	1,484,699
City of Perkins OK 3.000% 06/01/2033	125,000	138,860
City of Perkins OK 3.000% 06/01/2034	115,000	127,098
		5,841,921
Health Care (6.3%)
Norman Regional Hospital Authority 3.250% 09/01/2039 Callable @ 100.000 09/01/2029	895,000	942,811
Norman Regional Hospital Authority 5.000% 09/01/2045 Callable @ 100.000 09/01/2029	200,000	240,670
Oklahoma County Finance Authority 4.000% 04/01/2041 Callable @ 100.000 04/01/2031	250,000	290,020
Oklahoma County Finance Authority 4.000% 04/01/2046 Callable @ 100.000 04/01/2031	335,000	383,699
Oklahoma Development Finance Authority 4.000% 08/15/2038 Callable @ 100.000 08/15/2025	250,000	268,615
Oklahoma Development Finance Authority 4.000% 08/15/2048 Callable @ 100.000 08/15/2028	825,000	895,521
Oklahoma Development Finance Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2025	250,000	274,743
Oklahoma Development Finance Authority 5.000% 08/15/2025	350,000	400,488
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2025	250,000	283,545
Oklahoma Development Finance Authority 5.000% 08/15/2029 Callable @ 100.000 08/15/2028	345,000	416,839
Oklahoma Development Finance Authority 5.000% 08/15/2033 Callable @ 100.000 08/15/2028	175,000	208,392
Tulsa County Industrial Authority 3.000% 02/01/2037 Callable @ 100.000 02/01/2029	500,000	522,655
		5,127,997
Housing (1.1%)
Oklahoma Housing Finance Agency 3.000% 09/01/2039 Callable @ 100.000 03/01/2028	650,000	672,880
Oklahoma Housing Finance Agency 3.200% 03/01/2042 Callable @ 100.000 03/01/2028	220,000	233,790
		906,670

Other Revenue (36.2%)
Bryan County School Finance Authority 4.000% 12/01/2028	385,000	457,087
Bryan County School Finance Authority 4.000% 12/01/2029	415,000	496,992
Bryan County School Finance Authority 4.000% 12/01/2030 Callable @ 100.000 12/01/2029	435,000	519,908
Caddo County Governmental Building Authority 5.000% 09/01/2040 Callable @ 100.000 09/01/2028	1,010,000	1,183,589
Carter County Public Facilities Authority 3.000% 09/01/2033 Callable @ 100.000 09/01/2031	520,000	570,773
Carter County Public Facilities Authority 3.000% 09/01/2034 Callable @ 100.000 09/01/2031	535,000	585,386
Carter County Public Facilities Authority 3.000% 09/01/2035 Callable @ 100.000 09/01/2031	550,000	599,654
Carter County Public Facilities Authority 3.000% 09/01/2036 Callable @ 100.000 09/01/2031	575,000	624,318
Elk City Industrial Authority 3.000% 05/01/2034 Callable @ 100.000 05/01/2029	1,050,000	1,113,042
Elk City Industrial Authority 3.000% 05/01/2039 Callable @ 100.000 05/01/2029	425,000	436,373
Garvin County Educational Facilities Authority 4.000% 09/01/2031	665,000	797,668
Grady County School Finance Authority 5.000% 09/01/2032 Callable @ 100.000 09/01/2028	370,000	449,831
Kingfisher County Educational Facilities Authority 3.000% 03/01/2033 Callable @ 100.000 03/01/2029	250,000	268,453
Kingfisher County Educational Facilities Authority 3.000% 03/01/2035 Callable @ 100.000 03/01/2031	570,000	637,380
Kingfisher County Educational Facilities Authority 3.000% 03/01/2036 Callable @ 100.000 03/01/2031	400,000	439,512
Leflore County Public Facility Authority 3.000% 12/01/2032 Callable @ 100.000 12/01/2029	500,000	533,240
Love County Educational Facilities Authority 3.000% 12/01/2038 Callable @ 100.000 12/01/2031	765,000	824,938
Mannford Public Works Authority 3.000% 01/01/2031 Callable @ 100.000 01/01/2029	500,000	528,030
Marshall County Educational Facilities Authority 4.000% 09/01/2036 Callable @ 100.000 09/01/2030	500,000	586,670
Muskogee Industrial Trust 5.000% 09/01/2026	400,000	475,228
Oklahoma Capitol Improvement Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	940,000	990,412
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2029	500,000	562,075
Oklahoma Capitol Improvement Authority 5.000% 07/01/2035 Callable @ 100.000 07/01/2029	530,000	659,309
Oklahoma City Economic Development Trust 4.000% 03/01/2034 Callable @ 100.000 03/01/2031	1,180,000	1,429,275
Oklahoma City Public Property Authority 5.000% 10/01/2027 Callable @ 100.000 10/01/2025	350,000	402,192
Oklahoma City Public Property Authority 5.000% 10/01/2028 Callable @ 100.000 10/01/2025	400,000	457,264
Oklahoma City Public Property Authority 5.000% 10/01/2029 Callable @ 100.000 10/01/2025	625,000	723,331
Oklahoma City Public Property Authority 5.000% 10/01/2036 Callable @ 100.000 10/01/2025	230,000	263,233
Oklahoma City Public Property Authority 5.000% 10/01/2039 Callable @ 100.000 10/01/2025	835,000	960,442
Oklahoma City Zoological Trust OK Sales Tax Revenue 4.000% 06/01/2036 Callable @ 100.000 06/01/2031	1,000,000	1,208,660
Oklahoma County Finance Authority 4.000% 09/01/2033 Callable @ 100.000 09/01/2030	250,000	288,638
Oklahoma Development Finance Authority 3.000% 06/01/2029	195,000	214,666
Oklahoma Development Finance Authority 3.000% 06/01/2030	180,000	200,740
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2030	140,000	165,658
Oklahoma Development Finance Authority 4.000% 06/01/2032 Callable @ 100.000 06/01/2031	340,000	412,682
Oklahoma Development Finance Authority 4.000% 06/01/2033 Callable @ 100.000 06/01/2030	145,000	170,941
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2030	150,000	176,051
Oklahoma Development Finance Authority 4.000% 06/01/2034 Callable @ 100.000 06/01/2031	365,000	437,996
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2030	155,000	181,437
Oklahoma Development Finance Authority 4.000% 06/01/2035 Callable @ 100.000 06/01/2031	205,000	245,280
Oklahoma Development Finance Authority 4.000% 06/01/2038 Callable @ 100.000 06/01/2029	725,000	835,563
Oklahoma Development Finance Authority 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	250,000	291,863
Ottawa County Educational Facilities Authority 4.000% 09/01/2022	990,000	1,019,472
Pottawatomie County Facilities Authority 3.000% 09/01/2035 Callable @ 100.000 09/01/2030	625,000	677,763
Pottawatomie County Facilities Authority 3.000% 09/01/2036 Callable @ 100.000 09/01/2030	700,000	769,335
Sand Springs Municipal Authority 4.000% 01/01/2036 Callable @ 100.000 01/01/2023	500,000	515,370
Sand Springs Municipal Authority 4.250% 01/01/2035 Callable @ 100.000 01/01/2023	250,000	258,503
Seminole County Educational Facilities Authority 3.000% 12/01/2030	415,000	444,822
Tahlequah Public Facilities Authority 4.000% 04/01/2023	550,000	578,496
Tulsa County Industrial Authority 4.000% 12/01/2030 Callable @ 100.000 12/01/2026	250,000	283,985
Tulsa Public Facilities Authority 3.000% 06/01/2031 Callable @ 100.000 06/01/2025	200,000	209,760
Wagoner County School Development Authority 4.000% 09/01/2027	500,000	578,670
Washington County Educational Facilities Authority 3.000% 09/01/2031	500,000	556,240
		29,298,190

PreRefunded (3.4%)
Oklahoma Capitol Improvement Authority 4.000% 07/01/2043 Callable @ 100.000 07/01/2026	500,000	573,040
Oklahoma Development Finance Authority 5.000% 02/15/2042 Callable @ 100.000 02/15/2022	250,000	253,463
*Oklahoma Municipal Power Authority 5.750% 01/01/2024	370,000	408,647
Oklahoma Water Resources Board 4.000% 04/01/2025 Callable @ 100.000 04/01/2022	150,000	152,495
Okmulgee County Governmental Building Authority 4.250% 12/01/2035 Callable @ 100.000 12/01/2023	500,000	525,535
Sapulpa Municipal Authority 5.000% 04/01/2028 Callable @ 100.000 04/01/2023	750,000	795,750
		2,708,929

Transportation (7.0%)
Oklahoma Capitol Improvement Authority 4.000% 07/01/2045 Callable @ 100.000 07/01/2030	2,000,000	2,320,400
Oklahoma Turnpike Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2027	100,000	112,474
Oklahoma Turnpike Authority 4.000% 01/01/2042 Callable @ 100.000 01/01/2027	1,000,000	1,121,560
*Tulsa Airports Improvement Trust 4.000% 06/01/2035 Callable @ 100.000 06/01/2028	1,355,000	1,535,500
Tulsa Airports Improvement Trust 4.000% 06/01/2036 Callable @ 100.000 06/01/2028	145,000	163,586
Tulsa Airports Improvement Trust 5.000% 06/01/2027	300,000	362,682
		5,616,202
Utilities (26.8%)
Clinton Public Works Authority 4.000% 12/01/2034 Callable @ 100.000 12/01/2024	750,000	796,710
Clinton Public Works Authority 4.000% 12/01/2039 Callable @ 100.000 12/01/2024	500,000	530,815
Coweta Public Works Authority 4.000% 08/01/2032 Callable @ 100.000 08/01/2026	1,000,000	1,121,390
Edmond Public Works Authority 4.000% 07/01/2047 Callable @ 100.000 07/01/2027	1,000,000	1,128,080
Edmond Public Works Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2027	500,000	599,920
Jenks Public Works Authority 3.000% 08/01/2029 Callable @ 100.000 08/01/2024	325,000	339,177
Miami Special Utility Authority 4.000% 12/01/2036 Callable @ 100.000 12/01/2026	500,000	559,125
Oklahoma City Water Utilities Trust 4.000% 07/01/2039 Callable @ 100.000 07/01/2025	175,000	188,293
Oklahoma City Water Utilities Trust 5.000% 07/01/2034 Callable @ 100.000 07/01/2025	100,000	113,262
Oklahoma Water Resources Board 3.000% 10/01/2036 Callable @ 100.000 10/01/2030	650,000	712,465
Oklahoma Water Resources Board 4.000% 04/01/2033 Callable @ 100.000 04/01/2030	500,000	601,685
Oklahoma Water Resources Board 4.000% 04/01/2033 Callable @ 100.000 04/01/2030	1,000,000	1,207,780
Oklahoma Water Resources Board 4.000% 10/01/2032 Callable @ 100.000 10/01/2031	235,000	288,787
Oklahoma Water Resources Board 4.000% 10/01/2033 Callable @ 100.000 10/01/2031	200,000	244,522
Oklahoma Water Resources Board 4.000% 10/01/2034 Callable @ 100.000 10/01/2031	310,000	376,811
Oklahoma Water Resources Board 4.000% 10/01/2035 Callable @ 100.000 10/01/2031	430,000	521,358
Oklahoma Water Resources Board 4.000% 10/01/2036 Callable @ 100.000 10/01/2031	200,000	242,086
Oklahoma Water Resources Board 4.000% 10/01/2038 Callable @ 100.000 10/01/2028	325,000	375,970
Oklahoma Water Resources Board 4.000% 10/01/2043 Callable @ 100.000 10/01/2028	830,000	953,131
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	955,000	1,137,185
Oklahoma Water Resources Board 4.000% 10/01/2045 Callable @ 100.000 10/01/2030	465,000	551,592
Oklahoma Water Resources Board 4.000% 10/01/2048 Callable @ 100.000 10/01/2028	1,460,000	1,661,100
Oklahoma Water Resources Board 4.000% 10/01/2050 Callable @ 100.000 10/01/2030	515,000	605,712
Oklahoma Water Resources Board 5.000% 04/01/2032 Callable @ 100.000 04/01/2022	140,000	142,489
Oklahoma Water Resources Board 5.000% 10/01/2029 Callable @ 100.000 10/01/2024	250,000	278,580
Oklahoma Water Resources Board 5.000% 10/01/2033 Callable @ 100.000 10/01/2024	500,000	555,790
Sand Springs Municipal Authority Water Sewer Utility & 1% Sales Tax Revenue 3.000% 11/01/2038 Callable @ 100.000 11/01/2028	980,000	1,043,092
*Sand Springs Municipal Authority Water Sewer Utility & 1% Sales Tax Revenue 3.000% 11/01/2042 Callable @ 100.000 11/01/2028	1,500,000	1,592,535
*Washington County Rural Water District No 3 3.000% 09/15/2041 Callable @ 100.000 03/01/2028	3,000,000	3,170,430
		21,639,872

TOTAL MUNICIPAL BONDS (COST: $72,741,425)		$75,016,447

OTHER ASSETS LESS LIABILITIES (7.2%)		$5,814,677

NET ASSETS (100.0%)		$80,831,124

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

VIKING TAX-FREE FUND FOR MONTANA
Schedule of Investments October 29, 2021 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (98.0%)

Education (5.8%)
Flathead County School District No 6 Columbia Falls 3.000% 07/01/2034 Callable @ 100.000 01/01/2031	$280,000	$311,119
Montana State Board of Regents 4.000% 11/15/2025 Callable @ 100.000 11/15/2022	500,000	519,880
Montana State Board of Regents 5.000% 11/15/2045 Callable @ 100.000 11/15/2027	1,000,000	1,205,900
Montana State Board of Regents 5.000% 11/15/2034 Callable @ 100.000 11/15/2031	500,000	656,520
Montana State Board of Regents 5.000% 11/15/2035 Callable @ 100.000 11/15/2031	410,000	536,998
Montana State Board of Regents 4.000% 11/15/2040 Callable @ 100.000 11/15/2031	315,000	373,905
Montana State Board of Regents 4.000% 11/15/2041 Callable @ 100.000 11/15/2031	400,000	473,216
Montana State Board of Regents 4.000% 11/15/2046 Callable @ 100.000 11/15/2031	1,225,000	1,429,894
		5,507,431
General Obligation (48.7%)
City of Bozeman MT 4.000% 07/01/2028 Callable @ 100.000 01/01/2024	540,000	581,380
City of Bozeman MT 4.000% 07/01/2034 Callable @ 100.000 07/01/2029	500,000	585,905
Broadwater County K 12 School District No 1 Townsend 3.000% 07/01/2038 Callable @ 100.000 07/01/2030	475,000	512,240
Broadwater County K 12 School District No 1 Townsend 3.000% 07/01/2039 Callable @ 100.000 07/01/2030	410,000	441,127
City & County of Butte Silver Bow MT 4.000% 07/01/2030 Callable @ 100.000 07/01/2026	225,000	251,613
City & County of Butte Silver Bow MT 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	240,000	267,199
City & County of Butte Silver Bow MT 4.500% 07/01/2034 Callable @ 100.000 07/01/2026	850,000	967,513
Carbon County High School District No 1 Red Lodge 3.000% 07/01/2039 Callable @ 100.000 01/01/2031	475,000	520,453
Carbon County High School District No 1 Red Lodge 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	255,000	277,677
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2037 Callable @ 100.000 01/01/2031	580,000	641,689
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2038 Callable @ 100.000 01/01/2031	600,000	662,748
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2039 Callable @ 100.000 01/01/2031	620,000	683,178
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2040 Callable @ 100.000 01/01/2031	535,000	587,451
Carbon County K 12 School District No 2 Bridger 3.000% 07/01/2041 Callable @ 100.000 01/01/2031	500,000	547,550
Cascade County Elementary School District No 1 Great Falls 4.000% 07/01/2031 Callable @ 100.000 07/01/2027	700,000	800,527
Cascade County High School District No C Centerville 3.000% 07/01/2041 Callable @ 100.000 07/01/2031	175,000	188,608
Cascade County School District 5/5C Centerville 3.000% 07/01/2033 Callable @ 100.000 07/01/2031	305,000	338,971
Cascade County School District 5/5C Centerville 3.000% 07/01/2035 Callable @ 100.000 07/01/2031	250,000	276,048
Cascade County School District 5/5C Centerville 3.000% 07/01/2037 Callable @ 100.000 07/01/2031	245,000	268,020
Cascade County School District 5/5C Centerville 3.000% 07/01/2039 Callable @ 100.000 07/01/2031	365,000	395,605
Cascade County School District 5/5C Centerville 3.000% 07/01/2041 Callable @ 100.000 07/01/2031	200,000	215,552
Flathead County High School District No 5 Kalispell 5.000% 07/01/2039 Callable @ 100.000 07/01/2028	455,000	559,959
Flathead County School District No 6 Columbia Falls 4.000% 07/01/2039 Callable @ 100.000 07/01/2030	1,000,000	1,167,140
Flathead County School District No 6 Columbia Falls 3.000% 07/01/2038 Callable @ 100.000 01/01/2031	250,000	274,145
Flathead County School District No 6 Columbia Falls 3.000% 07/01/2040 Callable @ 100.000 01/01/2031	250,000	271,865
City of Fort Benton MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	715,000	775,804
City of Fort Benton MT 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	770,000	820,658
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	465,000	559,186
Gallatin County MO Etc MO High School District No J 24 Three Forks 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	605,000	707,699
Gallatin County High School District No 7 Bozeman 3.000% 12/01/2034 Callable @ 100.000 06/01/2027	500,000	531,390
Gallatin County High School District No 7 Bozeman 3.000% 06/01/2035 Callable @ 100.000 06/01/2027	300,000	317,196
Gallatin County School District No 72 Ophir 4.000% 07/01/2031 Callable @ 100.000 07/01/2030	775,000	932,666
Gallatin County School District No 72 Ophir 4.000% 07/01/2032 Callable @ 100.000 07/01/2030	695,000	833,263
Gallatin County School District No 72 Ophir 4.000% 07/01/2034 Callable @ 100.000 07/01/2030	310,000	366,795
Gallatin County School District No 72 Ophir 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	535,000	631,450
Gallatin County School District No 72 Ophir 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	565,000	668,016
Gallatin County School District No 72 Ophir 4.000% 07/01/2037 Callable @ 100.000 07/01/2030	800,000	940,000
Gallatin County School District No 7 Bozeman 4.000% 12/01/2032 Callable @ 100.000 06/01/2026	610,000	677,015
Gallatin County School District No 7 Bozeman 4.000% 12/01/2033 Callable @ 100.000 06/01/2026	260,000	287,953
Gallatin County School District No 27 Monforton 4.250% 06/15/2026 Callable @ 100.000 06/15/2023	415,000	441,523
Gallatin County School District No 44 Belgrade 3.500% 06/15/2028	575,000	575,811
Gallatin County School District No 44 Belgrade 4.000% 06/01/2031 Callable @ 100.000 06/01/2029	265,000	312,239
Gallatin County School District No 44 Belgrade 4.000% 06/01/2036 Callable @ 100.000 06/01/2029	345,000	401,173
Gallatin County School District No 3 Manhattan 4.000% 07/01/2034 Callable @ 100.000 07/01/2026	465,000	516,662
Missoula High School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	275,000	307,090
Hellgate School District No 4 5.000% 06/15/2028 Callable @ 100.000 06/15/2027	500,000	616,250
Hellgate School District No 4 5.000% 06/15/2029 Callable @ 100.000 06/15/2027	500,000	605,695
Hellgate School District No 4 5.000% 06/15/2030 Callable @ 100.000 06/15/2027	500,000	604,900
Missoula County School District No 7 Lolo 3.000% 07/01/2045 Callable @ 100.000 07/01/2031	470,000	499,629
Missoula County School District No 7 Lolo 3.000% 07/01/2046 Callable @ 100.000 07/01/2031	480,000	508,118
Missoula County School District No 7 Lolo 3.000% 07/01/2047 Callable @ 100.000 07/01/2031	510,000	538,672
Missoula County School District No 7 Lolo 3.000% 07/01/2048 Callable @ 100.000 07/01/2031	540,000	568,442
Desmet School District No 20 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	320,000	346,854
DeSmet School District No 20 3.000% 07/01/2041 Callable @ 100.000 07/01/2031	200,000	221,648
City of Missoula MT 4.000% 07/01/2031 Callable @ 100.000 07/01/2025	250,000	275,258
*Missoula County Elementary School District No 1 4.000% 07/01/2032 Callable @ 100.000 07/01/2026	500,000	554,995
Missoula County Elementary School District No 1 4.000% 07/01/2033 Callable @ 100.000 07/01/2026	750,000	835,718
State of Montana 4.000% 08/01/2023	385,000	412,420
State of Montana 4.000% 08/01/2026 Callable @ 100.000 08/01/2024	855,000	941,287
State of Montana 4.000% 08/01/2027 Callable @ 100.000 08/01/2024	480,000	526,176
State of Montana 5.000% 08/01/2030	500,000	661,215
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	250,000	286,923
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	965,000	1,106,778
Ravalli County High School District No 2 Stevensville 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	355,000	406,340
County of Ravalli MT 4.250% 07/01/2030 Callable @ 100.000 07/01/2024	755,000	815,083
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	250,000	288,465
Ravalli & Missoula Counties Joint School District No 15 6 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	250,000	287,885
*Silver Bow County School District No 1 4.000% 07/01/2038 Callable @ 100.000 07/01/2029	1,960,000	2,247,963
Stillwater County Elementary School District No 6 Columbus 5.000% 07/01/2039 Callable @ 100.000 07/01/2029	300,000	372,867
Stillwater County High School District No 6 Columbus 4.000% 07/01/2037 Callable @ 100.000 07/01/2029	530,000	623,153
Stillwater County High School District No 6 Columbus 4.000% 07/01/2039 Callable @ 100.000 07/01/2029	275,000	321,816
Valley County K 12 School District No 1 A Glasgow/MT 4.250% 07/01/2031 Callable @ 100.000 07/01/2023	450,000	475,731
Wibaux County School District No 6 Wibaux 3.000% 07/01/2029 Callable @ 100.000 07/01/2025	355,000	375,246
Yellowstone County High School District No 7 Laurel 3.000% 07/01/2025	225,000	244,262
Yellowstone County School District No 2 Billings 5.000% 06/15/2024	500,000	565,090
Yellowstone County School District No 2 Billings 3.000% 06/15/2032 Callable @ 100.000 12/15/2027	630,000	678,649
Yellowstone County School District No 2 Billings 3.000% 06/15/2034 Callable @ 100.000 12/15/2027	315,000	336,669
Yellowstone County School District No 2 Billings 3.000% 06/15/2035 Callable @ 100.000 12/15/2027	430,000	455,310
Yellowstone County School District No 8 Elder Grove 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	875,000	991,961
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2037 Callable @ 100.000 07/01/2028	1,000,000	1,219,270
Yellowstone County K 12 School District No 26 Lockwood 5.000% 07/01/2038 Callable @ 100.000 07/01/2028	1,500,000	1,804,635
		46,509,121
Health Care (13.5%)
Montana Facility Finance Authority 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	1,000,000	1,202,620
Montana Facility Finance Authority 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	1,000,000	1,194,060
*Montana Facility Finance Authority 4.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,075,000	1,213,385
Montana Facility Finance Authority 3.000% 07/01/2040 Callable @ 100.000 07/01/2030	2,000,000	2,144,680
Montana Facility Finance Authority 5.000% 08/15/2048 Callable @ 100.000 08/15/2028	500,000	594,560
Montana Facility Finance Authority 4.000% 01/01/2037 Callable @ 100.000 01/01/2030	200,000	233,706
Montana Facility Finance Authority 4.000% 01/01/2038 Callable @ 100.000 01/01/2030	1,500,000	1,745,355
Montana Facility Finance Authority 5.000% 06/01/2028 Callable @ 100.000 12/01/2024	1,015,000	1,121,037
Montana Facility Finance Authority 5.000% 06/01/2029 Callable @ 100.000 06/01/2025	915,000	1,018,724
Montana Facility Finance Authority 5.000% 06/01/2035 Callable @ 100.000 06/01/2028	425,000	507,748
Montana Facility Finance Authority 5.000% 06/01/2036 Callable @ 100.000 06/01/2028	700,000	833,616
Montana Facility Finance Authority 3.000% 06/01/2050 Callable @ 100.000 06/01/2031	350,000	367,402
County of Yellowstone MT 4.000% 10/01/2029 Callable @ 100.000 10/01/2024	710,000	771,884
		12,948,776
Housing (5.9%)
Montana Board of Housing 3.000% 12/01/2023 Callable @ 100.000 12/01/2022	60,000	60,805
Montana Board of Housing 3.150% 06/01/2024 Callable @ 100.000 12/01/2022	240,000	244,903
Montana Board of Housing 3.150% 12/01/2024 Callable @ 100.000 12/01/2022	85,000	86,695
Montana Board of Housing 3.350% 06/01/2025 Callable @ 100.000 12/01/2022	110,000	111,884
Montana Board of Housing 3.875% 12/01/2023 Callable @ 100.000 06/01/2023	110,000	113,542
Montana Board of Housing 4.050% 06/01/2024 Callable @ 100.000 06/01/2023	105,000	110,096
Montana Board of Housing 4.050% 12/01/2024 Callable @ 100.000 06/01/2023	290,000	302,879
Montana Board of Housing 4.650% 12/01/2028 Callable @ 100.000 06/01/2023	165,000	171,417
Montana Board of Housing 3.400% 12/01/2033 Callable @ 100.000 12/01/2027	345,000	375,774
Montana Board of Housing 3.250% 12/01/2044 Callable @ 100.000 12/01/2028	1,310,000	1,387,133
Montana Board of Housing 2.800% 12/01/2039 Callable @ 100.000 06/01/2029	815,000	848,741
Montana Board of Housing 3.000% 12/01/2045 Callable @ 100.000 06/01/2029	455,000	470,893
Montana Board of Housing 1.800% 06/01/2033 Callable @ 100.000 12/01/2030	250,000	247,240
Montana Board of Housing 1.850% 12/01/2036 Callable @ 100.000 12/01/2030	250,000	239,835
Montana Board of Housing 3.800% 12/01/2038 Callable @ 100.000 06/01/2028	830,000	900,401
		5,672,238
Other Revenue (8.4%)
City of Billings MT 5.500% 07/01/2026	205,000	205,076
City of Billings MT 4.800% 07/01/2022	15,000	15,002
City of Billings MT 4.375% 07/01/2029 Callable @ 100.000 01/01/2023	490,000	496,738
*City of Billings MT 5.000% 07/01/2033 Callable @ 100.000 01/01/2023	900,000	920,331
City of Billings MT 5.000% 07/01/2032 Callable @ 100.000 07/01/2028	710,000	805,502
City of Billings MT 4.000% 07/01/2036 Callable @ 100.000 07/01/2030	405,000	458,837
Gallatin County Rural Improvement District 5.500% 07/01/2025	325,000	325,276
*Gallatin County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,000,280
City of Great Falls MT 3.000% 07/01/2035 Callable @ 100.000 07/01/2030	1,005,000	1,015,703
City of Kalispell MT 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	500,000	605,050
City of Livingston MT 4.000% 07/01/2034 Callable @ 100.000 01/01/2029	525,000	582,582
Madison County Rural Improvement District 5.500% 07/01/2025	185,000	185,155
*Madison County Rural Improvement District 6.000% 07/01/2030	1,000,000	1,000,270
City of Missoula MT 4.750% 07/01/2027	90,000	90,048
City of Missoula MT 6.000% 07/01/2030	180,000	180,029
City of Missoula MT 5.125% 07/01/2026	125,000	125,013
		8,010,891
PreRefunded (7.2%)
Montana State Board of Regents 5.000% 11/15/2023 Callable @ 100.000 11/15/2021	250,000	250,548
*Montana State Board of Regents 4.000% 05/15/2025 Callable @ 100.000 05/15/2022	2,000,000	2,042,340
Montana State Board of Regents 4.000% 05/15/2026 Callable @ 100.000 05/15/2022	1,145,000	1,169,240
Montana State Board of Regents 5.000% 11/15/2025 Callable @ 100.000 11/15/2023	500,000	548,905
Montana State Board of Regents 5.000% 11/15/2030 Callable @ 100.000 11/15/2023	240,000	261,766
Yellowstone County School District No 2 Billings 5.000% 06/15/2026 Callable @ 100.000 06/15/2024	515,000	577,727
Yellowstone County School District No 2 Billings 5.000% 06/15/2027 Callable @ 100.000 06/15/2024	1,000,000	1,118,720
Yellowstone County School District No 2 Billings 5.000% 06/15/2031 Callable @ 100.000 06/15/2025	350,000	403,214
Yellowstone County School District No 2 Billings 5.000% 06/15/2032 Callable @ 100.000 06/15/2025	435,000	503,852
		6,876,311
Transportation (1.5%)
Missoula Parking Commission 4.000% 10/01/2026 Callable @ 100.000 04/01/2024	835,000	903,428
Missoula Special Improvement Districts/MT 4.600% 07/01/2024	100,000	100,101
Missoula Special Improvement Districts/MT 4.600% 07/01/2025	105,000	105,095
Missoula Special Improvement Districts/MT 5.400% 07/01/2029	370,000	370,078
		1,478,701
Utilities (7.0%)
City of Billings MT 5.000% 07/01/2031 Callable @ 100.000 07/01/2027	260,000	314,805
City of Billings MT Solid Waste System Revenue 3.500% 07/01/2039 Callable @ 100.000 07/01/2027	1,510,000	1,634,213
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2025 Callable @ 100.000 07/01/2023	215,000	228,704
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2026 Callable @ 100.000 07/01/2023	225,000	238,547
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2028 Callable @ 100.000 07/01/2025	250,000	279,463
City of Billings MT Storm Sewer Revenue 4.000% 07/01/2029 Callable @ 100.000 07/01/2025	250,000	276,710
City of Dillon MT Water & Sewer System Revenue 4.000% 07/01/2033 Callable @ 100.000 07/01/2025	250,000	275,638
Four Corners County Water & Sewer District 4.000% 07/01/2035 Callable @ 100.000 07/01/2031	585,000	693,810
Four Corners County Water & Sewer District 4.000% 07/01/2036 Callable @ 100.000 07/01/2031	610,000	721,288
Four Corners County Water & Sewer District 4.000% 07/01/2036 Callable @ 100.000 07/01/2031	525,000	621,800
City of Missoula MT Water System Revenue 5.000% 07/01/2033 Callable @ 100.000 07/01/2028	565,000	699,261
City of Missoula MT Water System Revenue 4.000% 07/01/2037 Callable @ 100.000 07/01/2028	600,000	696,126
		6,680,364

TOTAL MUNICPAL BONDS (COST: $90,493,650)		$93,683,833

OTHER ASSETS LESS LIABILITIES (2.0%)		$1,873,813

NET ASSETS (100.0%)		$95,557,645

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

VIKING TAX-FREE FUND FOR NORTH DAKOTA
Schedule of Investments October 29, 2021 (unaudited)
	Principal	Fair
	Amount	Value
MUNICIPAL BONDS (97.9%)

Education (13.9%)
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2025 Callable @ 100.000 04/01/2024	$415,000	$453,475
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2028 Callable @ 100.000 04/01/2024	365,000	386,823
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2033 Callable @ 100.000 04/01/2025	500,000	535,510
State Board of Higher Education of the State of North Dakota 3.250% 04/01/2037 Callable @ 100.000 04/01/2027	250,000	266,343
State Board of Higher Education of the State of North Dakota 4.000% 04/01/2044 Callable @ 100.000 04/01/2029	500,000	565,605
State Board of Higher Education of the State of North Dakota 3.125% 07/01/2037 Callable @ 100.000 07/01/2029	200,000	197,910
State Board of Higher Education of the State of North Dakota 3.200% 07/01/2039 Callable @ 100.000 07/01/2029	200,000	198,122
State Board of Higher Education of the State of North Dakota 2.000% 08/01/2033 Callable @ 100.000 08/01/2028	200,000	199,682
State Board of Higher Education of the State of North Dakota 2.000% 08/01/2034 Callable @ 100.000 08/01/2028	415,000	409,443
University of North Dakota 4.000% 06/01/2040 Callable @ 100.000 06/01/2030	1,000,000	1,152,030
University of North Dakota 5.000% 04/01/2024 Callable @ 100.000 04/01/2022	250,000	254,983
		4,619,925
General Obligation (29.6%)
Dickinson Public School District No 1 4.000% 08/01/2034 Callable @ 100.000 08/01/2025	400,000	434,656
City of Grand Forks ND 4.000% 12/01/2039 Callable @ 100.000 12/01/2028	470,000	532,684
City of Grand Forks ND 4.500% 05/01/2032 Callable @ 100.000 05/01/2025	240,000	261,233
City of Horace ND 4.250% 05/01/2035 Callable @ 100.000 05/01/2023	340,000	351,213
City of Horace ND 3.000% 05/01/2037 Callable @ 100.000 05/01/2026	500,000	523,305
City of Horace ND 3.000% 05/01/2034 Callable @ 100.000 05/01/2027	500,000	519,445
Mandan Public School District No 1 3.125% 08/01/2024 Callable @ 100.000 08/01/2022	200,000	204,622
Mandan Public School District No 1 3.000% 08/01/2033 Callable @ 100.000 08/01/2029	1,000,000	1,103,050
City of Minot ND Airport Revenue 3.500% 10/01/2025 Callable @ 100.000 10/01/2022	570,000	585,082
City of Minot ND Airport Revenue 4.000% 10/01/2028 Callable @ 100.000 10/01/2022	355,000	364,191
Nesson Public School District No 2 4.000% 08/01/2039 Callable @ 100.000 08/01/2027	500,000	551,730
Thompson Public School District No 61 1.550% 08/01/2038 Callable @ 100.000 08/01/2028	275,000	262,672
City of West Fargo ND 2.000% 05/01/2037 Callable @ 100.000 05/01/2026	350,000	345,153
City of West Fargo ND 2.250% 05/01/2040 Callable @ 100.000 05/01/2026	500,000	502,450
West Fargo Park District 3.000% 05/01/2029	275,000	310,409
West Fargo Park District 2.000% 05/01/2030 Callable @ 100.000 05/01/2029	285,000	298,483
West Fargo Park District 2.000% 05/01/2031 Callable @ 100.000 05/01/2029	290,000	301,507
West Fargo Park District 2.000% 05/01/2032 Callable @ 100.000 05/01/2029	295,000	304,685
West Fargo Public School District No 6 3.000% 08/01/2035 Callable @ 100.000 08/01/2028	1,000,000	1,093,980
West Fargo Public School District No 6 3.000% 08/01/2036 Callable @ 100.000 08/01/2028	500,000	547,405
City of Williston ND 4.000% 05/01/2035 Callable @ 100.000 05/01/2023	200,000	206,370
City of Williston ND 4.000% 05/01/2038 Callable @ 100.000 05/01/2023	230,000	236,944
		9,841,268
Health Care (15.2%)
County of Burleigh ND 3.500% 11/01/2028 Callable @ 101.000 11/01/2025	215,000	220,255
County of Burleigh ND 4.000% 11/01/2032 Callable @ 101.000 11/01/2025	250,000	255,808
County of Cass ND 5.000% 02/15/2033 Callable @ 100.000 02/15/2028	445,000	530,369
County of Cass ND 4.125% 02/15/2037 Callable @ 100.000 02/15/2028	595,000	665,353
*County of Cass ND 4.250% 02/15/2043 Callable @ 100.000 02/15/2028	1,290,000	1,432,687
City of Grand Forks ND 5.000% 12/01/2022 Callable @ 100.000 12/01/2021	500,000	502,175
City of Grand Forks ND 4.000% 12/01/2027 Callable @ 100.000 12/01/2021	400,000	400,804
City of Grand Forks ND 5.000% 12/01/2032 Callable @ 100.000 12/01/2021	250,000	250,728
City of Grand Forks ND 3.000% 12/01/2039 Callable @ 100.000 12/01/2031	250,000	261,893
City of Grand Forks ND 5.125% 12/01/2025	250,000	271,620
City of Langdon ND 6.200% 01/01/2025	130,000	130,144
County of Ward ND 5.000% 06/01/2053 Callable @ 100.000 06/01/2028	100,000	112,319
		5,034,153
Housing (9.2%)
North Dakota Housing Finance Agency 1.150% 01/01/2028	500,000	501,250
North Dakota Housing Finance Agency 1.750% 01/01/2031 Callable @ 100.000 07/01/2030	500,000	499,140
*North Dakota Housing Finance Agency 3.550% 07/01/2040 Callable @ 100.000 07/01/2026	580,000	612,364
North Dakota Housing Finance Agency 3.550% 07/01/2033 Callable @ 100.000 07/01/2027	155,000	167,324
North Dakota Housing Finance Agency 3.750% 07/01/2038	390,000	410,116
North Dakota Housing Finance Agency 3.500% 07/01/2035 Callable @ 100.000 07/01/2028	30,000	30,029
North Dakota Housing Finance Agency 2.950% 07/01/2039 Callable @ 100.000 01/01/2029	245,000	256,197
North Dakota Housing Finance Agency 3.050% 07/01/2043 Callable @ 100.000 01/01/2029	245,000	253,727
North Dakota Housing Finance Agency 3.000% 07/01/2040 Callable @ 100.000 07/01/2029	315,000	328,536
		3,058,682
Other Revenue (21.8%)
County of Barnes ND 4.000% 05/01/2032 Callable @ 100.000 05/01/2025	250,000	271,085
County of Barnes ND 4.000% 05/01/2040 Callable @ 100.000 05/01/2025	500,000	536,055
City of Grand Forks ND 5.000% 12/15/2028 Callable @ 100.000 12/15/2025	250,000	291,435
Jamestown Park District/ND 4.000% 07/01/2032 Callable @ 100.000 07/01/2024	500,000	530,715
Jamestown Park District/ND 4.000% 07/01/2033 Callable @ 100.000 07/01/2024	345,000	365,514
Jamestown Park District/ND 3.000% 07/01/2035 Callable @ 100.000 07/01/2024	500,000	513,330
*City of Mandan ND 4.000% 09/01/2034 Callable @ 100.000 09/01/2024	500,000	532,395
*City of Mandan ND 3.250% 09/01/2041 Callable @ 100.000 09/01/2024	1,250,000	1,281,963
Minot Park District 3.000% 12/01/2028 Callable @ 100.000 12/01/2023	250,000	258,553
Minot Park District 3.750% 12/01/2038 Callable @ 100.000 12/01/2025	435,000	464,693
City of Minot ND 2.000% 10/01/2042 Callable @ 100.000 10/01/2028	595,000	566,660
City of Minot ND 3.000% 10/01/2038 Callable @ 100.000 10/01/2029	500,000	534,655
North Dakota Public Finance Authority 5.000% 06/01/2031	240,000	240,010
North Dakota Public Finance Authority 4.000% 06/01/2030 Callable @ 100.000 06/01/2023	400,000	417,628
North Dakota Public Finance Authority 4.000% 06/01/2028 Callable @ 100.000 06/01/2024	265,000	285,066
North Dakota Public Finance Authority 5.000% 06/01/2028 Callable @ 100.000 06/01/2025	130,000	149,087
		7,238,842
PreRefunded (4.5%)
County of Burleigh ND 5.000% 07/01/2022	300,000	310,251
County of Burleigh ND 4.500% 07/01/2032 Callable @ 100.000 07/01/2022	250,000	257,235
County of Burleigh ND Multi County Sales Tax Revenue 4.000% 11/01/2032 Callable @ 100.000 11/01/2022	400,000	410,468
City of Fargo ND 6.000% 11/01/2028 Callable @ 100.000 11/01/2021	500,000	500,150
		1,478,104
Utilities (3.7%)
City of Grand Forks ND Sanitation Revenue 2.600% 09/01/2038 Callable @ 100.000 09/01/2027	290,000	296,235
City of Grand Forks ND Sanitation Revenue 2.625% 09/01/2040 Callable @ 100.000 09/01/2027	485,000	492,973
Mclean Sheridan Water District 2.000% 09/01/2038 Callable @ 100.000 09/01/2028	205,000	196,587
City of West Fargo ND Water & Sewer Revenue 2.625% 11/01/2034 Callable @ 100.000 11/01/2025	250,000	253,378
		1,239,173

TOTAL MUNICIPAL BONDS (COST: $31,772,783)		$32,510,147

OTHER ASSETS LESS LIABILITIES (2.1%)		710,966

NET ASSETS (100.0%)		$33,221,113

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

NOTE: INVESTMENT IN SECURITIES (unaudited)
October 29, 2021, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Kansas Municipal Fund	Maine Municipal Fund	Nebraska Municipal Fund	Oklahoma Municipal Fund	Viking Tax-Free Fund for Montana	Viking Tax-Free Fund for North Dakota
Investments at cost	$75,535,821	$12,667,099	$56,110,310	$72,741,425	$90,493,650	$31,772,783
Unrealized appreciation	$3,416,867	$540,529	$2,002,530	$2,638,662	$3,542,827	$939,034
Unrealized depreciation	($310,904)	($36,667)	($168,355)	($363,640)	($352,644)	($201,670)
Net unrealized appreciation (depreciation)*	$3,105,963	$503,862	$1,834,175	$2,275,022	$3,190,183	$737,364

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of October 29, 2021:

Kansas Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$78,641,784	$0	$78,641,784
Total	$0	$78,641,784	$0	$78,641,784
Maine Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$13,170,961	$0	$13,170,961
Total	$0	$13,170,961	$0	$13,170,961
Nebraska Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$57,944,485	$0	$57,944,485
Total	$0	$57,944,485	$0	$57,944,485
Oklahoma Municipal Fund

	Level 1	Level 2	Level 3	Total
Municipal Bonds	0	75,016,447	0	75,016,447
Total	$0	75,016,447	$0	75,016,447
Viking Tax-Free Fund for Montana

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$93,683,833	$0	$93,683,833
Total	$0	$93,683,833	$0	$93,683,833
Viking Tax-Free Fund for North Dakota

	Level 1	Level 2	Level 3	Total
Municipal Bonds	$0	$32,510,147	$0	$32,510,147
Total	$0	$32,510,147	$0	$32,510,147